Debt Issuance Costs (Notes) (Cheniere Energy Partners, LP [Member])	12 Months Ended
Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Debt Instrument [Line Items]
Debt Issuance Costs
DEBT ISSUANCE COSTS

We have incurred debt issuance costs in connection with our long-term debt. These costs are deferred and are being amortized over the term of the related debt.  Upon early retirement or amendment to a debt agreement, certain fees are written off to expense. For the years ended December 31, 2013, 2012, and 2011, we amortized $43.6 million, $15.7 million and $4.4 million, respectively, of debt issuance costs. In addition, for the years ended December 31, 2013, 2012, and 2011, we wrote off $118.3 million, $1.5 million and zero, respectively, of debt issuance costs related to early extinguishments of debt.

As of December 31, 2013, we had recorded $313.9 million of debt issuance costs directly associated with the arrangement of debt financing, net of accumulated amortization, as follows (in thousands):

Long-Term Debt	Debt Issuance Costs	Amortization Period	Accumulated Amortization	Net Costs
2013 Liquefaction Credit Facilities	$257,924	7.0 years	$(46,400)	$211,524
2016 Notes	30,057	10.1 years	(21,100)	8,957
2020 Notes	9,290	8.1 years	(1,377)	7,913
2021 Sabine Pass Liquefaction Senior Notes	45,325	8.0 years	(3,910)	41,415
2022 Sabine Pass Liquefaction Senior Notes	22,226	8.3 years	(195)	22,031
2023 Sabine Pass Liquefaction Senior Notes	22,230	10.0 years	(1,159)	21,071
CTPL Credit Facility	1,448	2.0 years	(415)	1,033
Total	$388,500		$(74,556)	$313,944